Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Share-based Compensation
16	Share-based Compensation

The granted shares were measured in accordance to IFRS2 of fair value at grant date. The Company utilizes the unlevered discounted cash flow method to determine the fair value of restricted share at the grant date , which is a level 3 input of IFRS 13. The Company utilized the unlevered discounted cash flow method, analyzing growth projections and benchmarking against comparable companies.

As at December 31, 2024, the Company discounted the projected unlevered free cash flows for the next five years and the terminal value, calculated in year 5 using the perpetuity growth method with an estimated 2% rate. The weighted average cost of capital (WACC) was estimated 18%.

As at December 31, 2025, The Company discounted the projected unlevered free cash flows for the next five years and the terminal value, calculated in year 5 using the perpetuity growth method with an estimated 3% rate. The weighted average cost of capital (WACC) was estimated 10.6%.

The shares were fair valued at USD4 per share. The difference of the fair value of USD4 per share and nominal value of USD0.00001 per share were recognized as share-based compensation expense. No such shares were issued in other period.

Shareholder	Class B Ordinary Shares	Fair value of share-based compensation
		USD
Swee Kheng Chua(1), (2), (3)	17,900,000	71,599,820
Terence Wing Khai Yap(1), (2), (3)	250,000	999,998
Sze Yin Ong(1), (2), (3)	46,296	185,184
Sharifah Noriati Binte Said Omar(1), (2), (3)	185,185	740,738
Ping Ping Lim(1), (2), (3)	377,775	1,511,096
Jia Wei Chua, (2), (3)	14,815	59,260
Meang Fai Pang(4)	14,815	59,260
Weilekai Investments Pte Ltd(3)	2,000,000	7,999,980
	20,788,886	83,155,336

On June 16, 2025, there were 562,960 Class B shares converted to 562,960 Class A shares. On September 5, 2025, there were 14,814 Class B shares converted to 14,814 Class A shares.

On November 10, 2025, the Company granted an aggregate of 4,400,000 restricted Class A ordinary shares under its 2025 Equity Incentive Plan to an employee and certain consultants of the Company as set forth in the table below in consideration of services rendered to the Company.

Shareholder	Class B Ordinary Shares	Fair value of share-based compensation
		USD
Sharifah Noriati Binte Said Omar(1), (2), (3)	2,000,000	4,940,000
Consultants	2,400,000	5,928,000
	4,400,000	10,868,000

1)	These are the Key Management Personnel of the Company

2)	These are the employees of the Company

3)	These are the related parties of the Company

4)	This is a close associate of the Company